BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Preparation
Schedule of changes in accounting policies and disclosure explanatory

Standard	Main changes	Effective Date
IAS 37 - Provisions, Contingent Liabilities and Contingent Assets	Specification of which costs the entity needs to include when assessing whether a contract is onerous. The amendment applies a 'directly related cost approach', whereby the cost that directly relates to a contract to provide goods or services includes incremental costs and a cost allocation directly related to the contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly charged to the counterparty under the contract.	January 1, 2022
IAS 16 - Fixed Assets	Refers to the impossibility for entities to deduct from the cost of property, plant and equipment any revenues arising from the sale of items produced while the asset is established in the location and condition necessary for it to be capable of operating in the manner intended by management. These revenues and associated costs must be recognized directly in income.	January 1, 2022
IFRS 3 - Business Combination	In addition to the changes related to the reference to the conceptual framework, which did not significantly change the required standards, an exception to the IFRS 3 recognition principle was added to avoid the problem of potential ‘day 2’ gains and losses arising from contingent liabilities and liabilities that would be in the scope of IAS 37 or IFRIC 21 if incurred separately.	January 1, 2022

f)	Standards issued but not yet effective
Standard	Main changes	Effective Date
IFRS 17 - Insurance contracts, issued by the IASB in May 2017	The standard, not yet issued in Brazil, has the general objective of providing an accounting model for insurance contracts, regardless of the type of entity that issues them, that is more useful and consistent for insurance issuers, and is not initially applicable to the Company and its subsidiaries. This standard does not have a corresponding standard in Brazil.	January 1, 2023
Standard	Main changes	Effective Date
IAS 1 - Review of the classification of liabilities as current and non-current	Clarify, among others, the concept of deferring the settlement of a liability, in addition to defining that the right to defer must exist at the end of the reporting period and that the classification is independent of the probability that the entity will exercise its right to defer. In addition, the revision states that only if the derivative embedded in a convertible liability is an equity instrument will the terms of the liability not impact its classification.	January 1, 2023
IAS 08 - Accounting Policies, Changes in Estimates and Correction of Errors - Definition of accounting estimates	Clarify the distinction between changes in accounting estimates, changes in accounting policies, and correction of errors, as well as how entities use measurement techniques and inputs to develop accounting estimates	January 1, 2023
IAS 01 and IFRS Practice Statement 2 - Making Materiality Judgements	Assists entities in providing accounting policy disclosures that are more useful by replacing the requirement to disclose significant accounting policies with disclosure of material accounting policies and adds guidance on how the entity applies the concept of materiality when making accounting policy disclosure decisions.	January 1, 2023
IAS 12 - Deferred tax related to assets and liabilities arising from a unique transaction	Restrict the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences, resulting in the recognition of a deferred tax asset and a deferred tax liability for temporary differences arising from the initial recognition of leases and decommissioning provisions.	January 1, 2023